[DECHERT LLP LETTERHEAD]
August 3, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 252 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, as filed electronically via EDGAR with the Commission on July 29, 2010.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.
Very truly yours,
/s/ John M. Thornton
John M. Thornton